Segment information (Tables)	9 Months Ended
Sep. 30, 2019
Segment information
Schedule of results of segments

The following tables include the results for the segments for the three and nine months ended September 30, 2019 and 2018.

	Three months ended September 30, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$36,982	10,820	—	47,802	(10,820)	(1)	$36,982
Total revenues	36,982	10,820	—	47,802			36,982
Operating expenses	(7,490)	(2,478)	(1,437)	(11,405)	2,478	(1)	(8,927)
Equity in earnings (losses) of joint ventures	—	—	—	—	621	(1)	621
Segment EBITDA	29,492	8,342	(1,437)	36,397
Depreciation, amortization and impairment	(5,285)	(2,528)	—	(7,813)	2,528	(1)	(5,285)
Operating income (loss)	24,207	5,814	(1,437)	28,584			23,391
Gain (loss) on derivative instruments	—	(2,165)	—	(2,165)	2,165	(1)	—
Other financial income (expense), net	(2,837)	(3,028)	(4,785)	(10,650)	3,028	(1)	(7,622)
Income (loss) before tax	21,370	621	(6,222)	15,769	—		15,769
Income tax benefit (expense)	(2,065)	—	—	(2,065)	—		(2,065)
Net income (loss)	$19,305	621	(6,222)	13,704	—		$13,704
Preferred unitholders’ interest in net income	—	—	—	—	3,482	(2)	3,482
Limited partners' interest in net income (loss)	$19,305	621	(6,222)	13,704	(3,482)	(2)	$10,222
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	Three months ended September 30, 2018
			Joint venture
	Majority		FSRUs		Total
	held		(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs		consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$37,301		10,462	—	47,763	(10,462)	(1)	$37,301
Other revenue	3	(3)	—	—	3	—	(1)	3
Total revenues	37,304		10,462	—	47,766			37,304
Operating expenses	(6,512)		(3,426)	(1,384)	(11,322)	3,426	(1)	(7,896)
Equity in earnings (losses) of joint ventures	—		—	—	—	4,551	(1)	4,551
Segment EBITDA	30,792		7,036	(1,384)	36,444
Depreciation and amortization	(5,287)		(2,399)	—	(7,686)	2,399	(1)	(5,287)
Operating income (loss)	25,505		4,637	(1,384)	28,758			28,672
Gain (loss) on derivative instruments	516		3,151	—	3,667	(3,151)	(1)	516
Other financial income (expense), net	(6,650)		(3,237)	(606)	(10,493)	3,237	(1)	(7,256)
Income (loss) before tax	19,371		4,551	(1,990)	21,932	—		21,932
Income tax expense	(2,021)		—	(29)	(2,050)	—		(2,050)
Net income (loss)	$17,350		4,551	(2,019)	19,882	—		$19,882
Preferred unitholders’ interest in net income	—		—	—	—	3,288	(2)	3,288
Limited partners' interest in net income (loss)	$17,350		4,551	(2,019)	19,882	(3,288)	(2)	$16,594
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.
(3)

Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. Refer to notes 4, 11 and 14.

	Nine months ended September 30, 2019
			Joint venture
	Majority		FSRUs		Total
	held		(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs		consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$106,834		31,901	—	138,735	(31,901)	(1)	$106,834
Other revenue	64	(3)	—	—	64		(1)	64
Total revenues	106,898		31,901	—	138,799			106,898
Operating expenses	(24,071)		(6,592)	(4,661)	(35,324)	6,592	(1)	(28,732)
Equity in earnings (losses) of joint ventures	—		—	—	—	(602)	(1)	(602)
Segment EBITDA	82,827		25,309	(4,661)	103,475
Depreciation, amortization and impairment	(16,197)		(7,532)	—	(23,729)	7,532	(1)	(16,197)
Operating income (loss)	66,630		17,777	(4,661)	79,746			61,367
Gain (loss) on debt extinguishment	1,030		—	—	1,030		(1)	1,030
Gain (loss) on derivative instruments	—		(9,354)	—	(9,354)	9,354	(1)	—
Other financial income (expense), net	(9,764)		(9,025)	(13,152)	(31,941)	9,025	(1)	(22,916)
Income (loss) before tax	57,896		(602)	(17,813)	39,481	—		39,481
Income tax expense	(5,486)		—	—	(5,486)	—		(5,486)
Net income (loss)	$52,410		(602)	(17,813)	33,995	—		$33,995
Preferred unitholders’ interest in net income	—		—	—	—	10,224	(2)	10,224
Limited partners' interest in net income (loss)	$52,410		(602)	(17,813)	33,995	(10,224)	(2)	$23,771
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.
(3)

Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during the second quarter of 2019. Refer to notes 4, 11 and 14.

	As of September 30, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$645,685	255,295	—	900,980	(255,295)	(1)	$645,685
Net investment in direct financing lease	279,981	—	—	279,981	—		279,981
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,755	3,755	—		3,755
Total assets	999,369	285,996	13,771	1,299,136	(285,996)	(1)	1,013,140
Accumulated losses of joint ventures	—	—	50	50	(3,460)	(1)	(3,410)
Expenditures for vessels & equipment	211	183	—	394	(183)	(2)	211
Expenditures for drydocking	3,159	932	—	4,091	(932)	(2)	3,159
Impairment/retirement of equipment	—	(75)	—	(75)	75	(2)	—
Principal repayment direct financing lease	3,092	—	—	3,092	—		3,092
Amortization of above market contract	$2,716	—	—	2,716	—		$2,716
(1)

Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)

Eliminates (a) the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership and (b) impairment/retirement of equipment to reflect the Partnership's consolidated assets.

	Nine months ended September 30, 2018
			Joint venture
	Majority		FSRUs		Total
	held		(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs		consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$107,695		32,033	—	139,728	(32,033)	(1)	$107,695
Other revenue	1,103	(3)	—	—	1,103		(1)	1,103
Total revenues	108,798		32,033	—	140,831			108,798
Operating expenses	(19,428)		(8,608)	(4,571)	(32,607)	8,608	(1)	(23,999)
Equity in earnings (losses) of joint ventures	—		—	—	—	19,031	(1)	19,031
Segment EBITDA	89,370		23,425	(4,571)	108,224
Depreciation and amortization	(15,823)		(7,199)	—	(23,022)	7,199	(1)	(15,823)
Operating income (loss)	73,547		16,226	(4,571)	85,202			88,007
Gain (loss) on derivative instruments	1,692		12,633	—	14,325	(12,633)	(1)	1,692
Other financial income (expense), net	(20,060)		(9,828)	(2,103)	(31,991)	9,828	(1)	(22,163)
Income (loss) before tax	55,179		19,031	(6,674)	67,536	—		67,536
Income tax expense	(5,975)		—	(50)	(6,025)	—		(6,025)
Net income (loss)	$49,204		19,031	(6,724)	61,511	—		$61,511
Preferred unitholders’ interest in net income	—		—	—	—	8,951	(2)	8,951
Limited partners' interest in net income (loss)	$49,204		19,031	(6,724)	61,511	(8,951)	(2)	$52,560
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.
(3)

Other revenue consists of insurance proceeds received, subsequent to September 30, 2018, for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during the third quarter of 2018. Refer to notes 4, 11 and 14.

	As of December 31, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$658,311	261,614	—	919,925	(261,614)	(1)	$658,311
Net investment in direct financing lease	283,073	—	—	283,073	—		283,073
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,536	3,536	—		3,536
Total assets	1,007,202	286,283	15,838	1,309,323	(286,283)	(1)	1,023,040
Accumulated losses of joint ventures	—	—	50	50	(2,858)	(1)	(2,808)
Expenditures for vessels & equipment	257	3,305	—	3,562	(3,305)	(2)	257
Expenditures for drydocking	—	2,490	—	2,490	(2,490)	(2)	—
Principal repayment direct financing lease	3,814	—	—	3,814	—		3,814
Amortization of above market contract	$3,631	—	—	3,631	—		$3,631
(1)

Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.